Derivative instruments - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative, Notional Amount	$ 389,309		$ 389,309
Derivative Asset	8,788		8,788
Fair value gain (loss) on derivative instruments	$ 8,788	$ 1,925	$ 8,788	$ 9,005